Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.68%
Communication Services - 5.29%
Advantage Solutions, Inc.* 1,350,000 $ 3,834,000
AMC Networks, Inc.,
Class A* 95,500 1,124,990
ATN International, Inc. 50,600 1,596,936
Beasley Broadcast Group,
Inc., Class A* 73,600 64,127
comScore, Inc.* 142,000 87,174
Consolidated
Communications
Holdings, Inc.* 328,800 1,124,496
EchoStar Corp., Class A* 317,500 5,318,125
Entravision
Communications Corp.,
Class A 339,800 1,240,270
EW Scripps Co. (The),
Class A* 256,166 1,403,790
Fluent, Inc.* 140,000 62,160
Gannett Co., Inc.* 572,700 1,403,115
Gray Television, Inc. 140,000 968,800
Harte Hanks, Inc.* 7,700 50,127
Liberty Latin America, Ltd.,
Class A* 180,000 1,468,800
Liberty Latin America, Ltd.,
Class C* 776,500 6,336,240
Marcus Corp. (The)+ 193,000 2,991,500
Saga Communications,
Inc., Class A 21,761 466,991
Scholastic Corp. 166,750 6,359,845
Sinclair, Inc.+ 239,300 2,684,946
Sphere Entertainment
Co.*+ 120,000 4,459,200
Telephone and Data
Systems, Inc. 380,800 6,972,448
Thryv Holdings, Inc.* 148,000 2,777,960
Tingo Group, Inc.*+ 250,000 256,250
Townsquare Media, Inc.,
Class A 129,900 1,132,728
United States Cellular
Corp.* 125,400 5,388,438
Urban One, Inc.* 151,800 763,554
60,337,010
Consumer Discretionary - 14.19%
Aaron's Co., Inc. (The) 155,000 1,622,850
Abercrombie & Fitch Co.,
Class A* 185,000 10,428,450
AMCON Distributing Co. 2,450 504,700
American Axle &
Manufacturing Holdings,
Inc.* 614,996 4,464,871
American Outdoor Brands,
Inc.* 49,500 484,110
Industry Company Shares Value
Consumer Discretionary (continued)
American Public
Education, Inc.* 61,100 $ 304,278
AMMO, Inc.*+ 61,200 123,624
Ark Restaurants Corp. 8,500 130,730
Bally's Corp.*+ 185,200 2,427,972
Bassett Furniture
Industries, Inc. 21,900 320,835
Beazer Homes USA, Inc.* 147,500 3,674,225
Big 5 Sporting Goods
Corp. 113,700 797,037
Biglari Holdings, Inc.,
Class B* 6,200 1,029,200
Bluegreen Vacations
Holding Corp. 73,551 2,697,851
Caleres, Inc.+ 25,000 719,000
Carrols Restaurant Group,
Inc.* 230,600 1,519,654
Cato Corp. (The), Class A 82,300 630,418
Century Casinos, Inc.* 67,400 345,762
Charles & Colvard, Ltd.* 22,700 12,989
Chegg, Inc.* 409,800 3,655,416
Chico's FAS, Inc.* 581,000 4,345,880
China Automotive
Systems, Inc.* 146,350 569,302
Citi Trends, Inc.* 33,400 742,148
Container Store Group,
Inc. (The)* 104,650 235,462
Crown Crafts, Inc. 75,850 357,253
Delta Apparel, Inc.* 42,100 279,123
Designer Brands, Inc.,
Class A 215,000 2,721,900
El Pollo Loco Holdings,
Inc. 158,300 1,416,785
Ethan Allen Interiors, Inc. 75,500 2,257,450
Flanigan's Enterprises, Inc. 14,000 462,000
Flexsteel Industries, Inc. 20,159 418,501
Foot Locker, Inc.+ 255,000 4,424,250
Genesco, Inc.* 45,000 1,386,900
G-III Apparel Group, Ltd.* 187,500 4,672,500
Good Times Restaurants,
Inc.* 106,000 322,240
GoPro, Inc., Class A* 588,800 1,848,832
Haverty Furniture Cos., Inc. 82,400 2,371,472
Hibbett, Inc.+ 60,900 2,893,359
Hooker Furnishings Corp. 51,000 991,950
Hovnanian Enterprises,
Inc., Class A* 23,500 2,389,010
JAKKS Pacific, Inc.* 62,300 1,158,157
Kandi Technologies Group,
Inc.* 113,200 391,672
Landsea Homes Corp.* 207,529 1,865,686
Latham Group, Inc.* 325,000 910,000

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
La-Z-Boy, Inc. 166,000 $ 5,126,080
Legacy Housing Corp.* 43,331 841,055
Lifetime Brands, Inc. 72,650 409,020
Lincoln Educational
Services Corp.* 211,000 1,782,950
Live Ventures, Inc.* 15,550 439,909
M/I Homes, Inc.* 113,200 9,513,328
MarineMax, Inc.*+ 89,000 2,920,980
MasterCraft Boat
Holdings, Inc.* 25,000 555,500
Modine Manufacturing Co.* 19,100 873,825
Movado Group, Inc. 69,200 1,892,620
Nautilus, Inc.* 67,000 56,957
ODP Corp. (The)* 174,000 8,030,100
OneWater Marine, Inc.,
Class A*+ 66,100 1,693,482
Patrick Industries, Inc. 105,000 7,881,300
Perdoceo Education Corp. 352,879 6,034,231
Rocky Brands, Inc. 22,500 330,750
Shoe Carnival, Inc.+ 99,500 2,390,985
Smith & Wesson Brands,
Inc. 59,400 766,854
Sonic Automotive, Inc.,
Class A 131,400 6,275,664
Sportsman's Warehouse
Holdings, Inc.* 76,300 342,587
Strategic Education, Inc. 66,100 4,974,025
Strattec Security Corp.* 12,012 277,477
Superior Group of Cos.,
Inc.+ 38,000 295,640
Tilly's, Inc., Class A*+ 151,600 1,230,992
Unifi, Inc.* 54,273 385,338
Universal Technical
Institute, Inc.* 221,400 1,855,332
Vista Outdoor, Inc.* 229,191 7,590,806
VOXX International
Corp.*+ 62,100 495,558
Weyco Group, Inc. 31,500 798,525
Winnebago Industries,
Inc.+ 143,981 8,559,670
Zumiez, Inc.* 104,800 1,865,440
161,812,784
Consumer Staples - 3.74%
Andersons, Inc. (The) 160,438 8,264,162
Dole PLC 430,000 4,979,400
Fresh Del Monte Produce,
Inc. 226,477 5,852,166
HF Foods Group, Inc.* 13,826 54,889
Ingles Markets, Inc.,
Class A 85,301 6,425,724
Industry Company Shares Value
Consumer Staples (continued)
Lifevantage Corp. 37,200 $ 239,940
Mannatech, Inc. 8,400 86,940
Natural Alternatives
International, Inc.* 18,100 117,469
Natural Grocers by Vitamin
Cottage, Inc. 81,100 1,047,001
Nature's Sunshine
Products, Inc.* 6,593 109,246
Seneca Foods Corp.,
Class A* 28,900 1,555,687
SpartanNash Co. 161,946 3,562,812
United Natural Foods, Inc.* 241,000 3,407,740
Village Super Market, Inc.,
Class A 50,750 1,148,980
Weis Markets, Inc. 92,325 5,816,475
42,668,631
Energy - 14.69%
Adams Resources &
Energy, Inc. 20,500 690,645
Amplify Energy Corp.* 174,600 1,283,310
Archrock, Inc. 532,346 6,707,560
Ardmore Shipping Corp. 216,400 2,815,364
Barnwell Industries, Inc. 15,500 40,842
Berry Corp. 383,400 3,143,880
Bristow Group, Inc.* 111,033 3,127,800
CONSOL Energy, Inc. 92,900 9,746,139
Crescent Energy Co.,
Class A+ 465,155 5,879,559
Delek US Holdings, Inc. 332,000 9,432,120
DHT Holdings, Inc. 647,322 6,667,417
DMC Global, Inc.* 40,000 978,800
Dorian LPG, Ltd. 211,300 6,070,649
Epsilon Energy, Ltd. 90,000 475,200
Golar LNG, Ltd. 381,500 9,255,190
Gran Tierra Energy, Inc.* 75,000 520,500
Gulfport Energy Corp.* 44,600 5,292,236
Hallador Energy Co.* 255,000 3,677,100
Helix Energy Solutions
Group, Inc.* 781,000 8,723,770
Mammoth Energy
Services, Inc.* 185,000 858,400
NACCO Industries, Inc.,
Class A 41,945 1,471,011
Natural Gas Services
Group, Inc.* 114,752 1,670,789
NCS Multistage Holdings,
Inc.* 10,000 157,400
Oil States International,
Inc.* 319,400 2,673,378
Overseas Shipholding
Group, Inc., Class A* 593,300 2,604,587

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Par Pacific Holdings, Inc.* 272,400 $ 9,790,056
PHX Minerals, Inc. 63,800 232,232
PrimeEnergy Resources
Corp.* 41 4,755
ProPetro Holding Corp.* 430,000 4,570,900
Ranger Energy Services,
Inc. 88,400 1,253,512
REX American Resources
Corp.* 90,900 3,701,448
Ring Energy, Inc.* 774,500 1,510,275
RPC, Inc. 412,000 3,683,280
SandRidge Energy, Inc. 100,550 1,574,613
SEACOR Marine
Holdings, Inc.* 86,800 1,204,784
SFL Corp., Ltd. 811,000 9,042,650
Smart Sand, Inc.* 195,200 452,864
Talos Energy, Inc.* 508,400 8,358,096
Teekay Corp.* 590,000 3,640,300
Teekay Tankers, Ltd.,
Class A 172,000 7,160,360
US Energy Corp. 27,000 36,450
US Silica Holdings, Inc.* 360,000 5,054,400
VAALCO Energy, Inc.+ 400,000 1,756,000
Vital Energy, Inc.* 72,500 4,017,950
World Kinect Corp. 290,600 6,518,158
167,526,729
Financials - 32.77%
1st Source Corp. 85,000 3,577,650
Acacia Research Corp.* 196,000 715,400
ACNB Corp. 51,400 1,624,754
AFC Gamma, Inc.+ 65,800 772,492
Affinity Bancshares, Inc.* 31,500 481,320
Alerus Financial Corp. 80,200 1,458,036
Amalgamated Financial
Corp. 129,930 2,237,395
A-Mark Precious Metals,
Inc. 40,558 1,189,566
Ambac Financial Group,
Inc.* 250,000 3,015,000
American National
Bankshares, Inc. 25,000 948,500
AmeriServ Financial, Inc. 118,000 312,700
Ames National Corp. 1,008 16,723
Argo Group International
Holdings, Ltd. 80,384 2,398,659
Atlanticus Holdings Corp.* 1,610 48,799
Auburn National BanCorp,
Inc. 12,000 259,200
Banc of California, Inc. 167,943 2,079,134
Industry Company Shares Value
Financials (continued)
Banco Latinoamericano de
Comercio Exterior SA,
Class E 133,400 $ 2,828,080
Bank of Marin Bancorp 15,047 275,059
Bank of the James
Financial Group, Inc. 13,000 133,250
Bank7 Corp. 51,500 1,159,265
BankFinancial Corp. 44,100 380,142
BankUnited, Inc. 164,764 3,740,143
Bankwell Financial Group,
Inc. 15,000 364,050
Banner Corp. 111,127 4,709,562
Bar Harbor Bankshares 50,966 1,204,327
BayCom Corp. 38,313 735,993
BCB Bancorp, Inc. 60,400 672,856
Berkshire Hills Bancorp,
Inc. 90,000 1,804,500
Blue Ridge Bankshares,
Inc. 59,500 268,940
BM Technologies, Inc.* 20,500 41,000
Bread Financial Holdings,
Inc. 173,500 5,933,700
Bridgewater Bancshares,
Inc.* 47,500 450,300
Brookline Bancorp, Inc. 250,000 2,277,500
Business First Bancshares,
Inc. 65,000 1,219,400
Byline Bancorp, Inc. 120,800 2,380,968
C&F Financial Corp. 13,600 728,960
California BanCorp* 30,000 603,000
Cambridge Bancorp 18,000 1,121,220
Camden National Corp. 49,100 1,385,602
Capital Bancorp, Inc. 76,950 1,472,053
Capital City Bank Group,
Inc. 37,172 1,108,841
Capitol Federal Financial,
Inc. 325,000 1,550,250
Capstar Financial
Holdings, Inc. 51,813 735,226
Carter Bankshares, Inc.* 110,885 1,389,389
CB Financial Services, Inc. 20,400 442,272
Central Pacific Financial
Corp. 67,000 1,117,560
Central Valley Community
Bancorp 55,000 776,050
CF Bankshares, Inc. 19,000 321,480
Chemung Financial Corp. 19,500 772,395
ChoiceOne Financial
Services, Inc. 28,500 559,740
Citizens Community
Bancorp, Inc. 52,500 504,000

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Citizens Financial
Services, Inc. 2,424 $ 116,158
Citizens, Inc.*+ 79,500 226,575
Civista Bancshares, Inc. 42,523 659,106
CNB Financial Corp. 64,300 1,164,473
Codorus Valley Bancorp,
Inc.+ 56,622 1,055,434
Colony Bankcorp, Inc. 50,010 499,850
Community Trust Bancorp,
Inc. 60,000 2,055,600
Community West
Bancshares 57,000 740,430
ConnectOne Bancorp, Inc. 105,846 1,887,234
Consumer Portfolio
Services, Inc.*+ 153,150 1,389,070
Crawford & Co., Class A+ 9,800 91,532
Crawford & Co., Class B 23,100 197,967
CrossFirst Bankshares,
Inc.* 145,100 1,464,059
Customers Bancorp, Inc.* 79,591 2,741,910
Dime Community
Bancshares, Inc. 105,112 2,098,036
Donegal Group, Inc.,
Class A 123,000 1,753,365
Eagle Bancorp Montana,
Inc. 21,000 248,220
Eagle Bancorp, Inc. 72,070 1,545,902
Encore Capital Group,
Inc.* 97,600 4,661,376
Enova International, Inc.* 102,407 5,209,444
Enterprise Bancorp, Inc. 39,375 1,078,087
Enterprise Financial
Services Corp. 110,400 4,140,000
Equity Bancshares, Inc.,
Class A 91,000 2,190,370
Esquire Financial Holdings,
Inc. 4,204 192,081
ESSA Bancorp, Inc. 44,700 670,947
Evans Bancorp, Inc. 8,000 214,400
EZCORP, Inc., Class A* 416,200 3,433,650
Farmers National Banc
Corp.+ 88,589 1,024,089
FB Financial Corp. 136,600 3,873,976
Federal Agricultural
Mortgage Corp., Class C 26,600 4,104,380
Financial Institutions, Inc. 50,000 841,500
Finwise Bancorp* 30,700 265,248
First Bancshares, Inc.
(The) 79,400 2,141,418
First Bank 85,230 918,779
First Busey Corp. 184,000 3,536,480
Industry Company Shares Value
Financials (continued)
First Business Financial
Services, Inc. 45,400 $ 1,362,454
First Capital, Inc. 15,035 404,441
First Commonwealth
Financial Corp. 273,800 3,343,098
First Community Corp. 35,000 604,450
First Financial Bancorp 200,000 3,920,000
First Financial Corp. 39,362 1,330,829
First Financial Northwest,
Inc. 42,882 545,459
First Guaranty Bancshares,
Inc. 27,472 302,192
First Internet Bancorp 25,000 405,250
First Merchants Corp. 148,600 4,134,052
First Mid Bancshares, Inc. 51,500 1,367,840
First National Corp. 33,800 602,992
First Northwest Bancorp 30,287 371,621
First of Long Island Corp.
(The)+ 52,900 608,879
First Savings Financial
Group, Inc. 14,300 213,785
First United Corp. 29,176 473,381
First US Bancshares, Inc. 6,468 55,301
First Western Financial,
Inc.* 56,800 1,030,920
Flushing Financial Corp. 90,997 1,194,791
FNCB Bancorp, Inc. 185,700 1,104,915
Franklin Financial Services
Corp. 30,700 874,950
FS Bancorp, Inc. 39,000 1,150,500
FVCBankcorp, Inc.* 42,499 544,412
Great Southern Bancorp,
Inc. 10,000 479,200
Green Dot Corp., Class A* 165,000 2,298,450
Greenhill & Co., Inc. 22,000 325,600
Guild Holdings Co.,
Class A 227,001 2,490,201
Hanmi Financial Corp. 73,100 1,186,413
HarborOne Bancorp, Inc. 147,400 1,403,248
Hawthorn Bancshares, Inc. 28,404 461,565
Heartland Financial USA,
Inc. 119,700 3,522,771
Hennessy Advisors, Inc. 7,000 47,600
Heritage Commerce Corp. 132,464 1,121,970
Heritage Financial Corp. 122,500 1,997,975
Heritage Insurance
Holdings, Inc.* 86,100 558,789
HMN Financial, Inc. 31,800 608,334
Home Bancorp, Inc. 30,494 971,844
HomeTrust Bancshares,
Inc. 44,100 955,647
Hope Bancorp, Inc. 303,500 2,685,975

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Horace Mann Educators
Corp. 106,200 $ 3,120,156
Horizon Bancorp, Inc. 127,667 1,363,484
Independent Bank Corp. 88,100 1,615,754
Independent Bank Group,
Inc. 14,950 591,272
Investar Holding Corp. 43,000 455,370
Investors Title Co. 5,494 813,606
James River Group
Holdings, Ltd. 125,000 1,918,750
Kearny Financial Corp. 181,462 1,257,532
Kingstone Cos., Inc.* 36,200 63,712
Lakeland Bancorp, Inc. 190,654 2,406,053
Landmark Bancorp, Inc. 16,864 306,925
LCNB Corp.+ 58,600 836,222
LendingClub Corp.* 293,200 1,788,520
loanDepot, Inc., Class A* 248,044 426,636
Logan Ridge Finance
Corp. 12,600 260,442
Luther Burbank Corp. 258,197 2,168,855
MainStreet Bancshares,
Inc. 36,000 739,440
Mercantile Bank Corp. 47,300 1,462,043
Merchants Bancorp+ 167,211 4,635,089
Mercury General Corp. 144,500 4,050,335
Meridian Corp. 43,800 429,021
Metrocity Bankshares, Inc. 9,291 182,847
Metropolitan Bank Holding
Corp.* 21,400 776,392
Mid Penn Bancorp, Inc. 26,603 535,518
Middlefield Banc Corp. 34,000 863,940
Midland States Bancorp,
Inc. 113,700 2,335,398
MidWestOne Financial
Group, Inc. 59,260 1,204,756
MVB Financial Corp. 32,600 736,108
National Western Life
Group, Inc., Class A 10,778 4,715,267
Navient Corp. 450,000 7,749,000
Nicolet Bankshares, Inc. 18,170 1,267,903
NMI Holdings, Inc.,
Class A* 264,900 7,176,141
Northeast Community
Bancorp, Inc. 53,139 784,332
Northfield Bancorp, Inc. 97,300 919,485
Northrim BanCorp, Inc. 30,800 1,220,296
Northwest Bancshares,
Inc. 413,200 4,227,036
Oak Valley Bancorp 40,000 1,003,200
OceanFirst Financial Corp. 235,123 3,402,230
Ocwen Financial Corp.*+ 42,501 1,099,926
OFG Bancorp 70,000 2,090,200
Industry Company Shares Value
Financials (continued)
Ohio Valley Banc Corp. 15,700 $ 383,865
Old Point Financial Corp. 17,300 315,898
Old Second Bancorp, Inc. 85,550 1,164,335
OP Bancorp 91,900 840,885
Oppenheimer Holdings,
Inc., Class A 54,493 2,087,627
Origin Bancorp, Inc. 92,522 2,671,110
Orrstown Financial
Services, Inc. 31,600 663,916
PacWest Bancorp 151,500 1,198,365
Parke Bancorp, Inc. 50,099 816,113
Pathfinder Bancorp, Inc. 10,200 143,208
Pathward Financial, Inc. 101,931 4,698,000
Patriot National Bancorp,
Inc.* 18,500 131,720
PCB Bancorp 58,600 905,370
Peapack-Gladstone
Financial Corp. 69,894 1,792,781
Penns Woods Bancorp,
Inc.+ 33,229 700,467
Peoples Bancorp of North
Carolina, Inc. 27,617 620,830
Peoples Bancorp, Inc. 152,470 3,869,689
Peoples Financial Services
Corp. 22,900 918,290
Pioneer Bancorp, Inc.* 82,600 705,404
Plumas Bancorp 2,000 68,280
Premier Financial Corp. 95,300 1,625,818
Primis Financial Corp. 31,600 257,540
Princeton Bancorp, Inc. 34,480 999,575
PROG Holdings, Inc.* 130,000 4,317,300
Provident Bancorp, Inc.*+ 54,600 529,074
Provident Financial
Holdings, Inc. 26,600 348,194
Provident Financial
Services, Inc. 222,831 3,407,086
QCR Holdings, Inc. 61,000 2,959,720
RBB Bancorp 65,883 841,985
Red River Bancshares, Inc. 200 9,192
Regional Management
Corp. 56,100 1,552,848
Renasant Corp. 219,780 5,756,038
Republic Bancorp, Inc.,
Class A 49,362 2,174,396
Rhinebeck Bancorp, Inc.* 30,000 204,300
Richmond Mutual
BanCorp, Inc. 25,000 278,750
Riverview Bancorp, Inc. 119,500 664,420
S&T Bancorp, Inc. 149,601 4,051,195
Sandy Spring Bancorp,
Inc. 136,400 2,923,052
SB Financial Group, Inc. 35,490 486,923

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Security National Financial
Corp., Class A* 48,672 $ 381,588
Shore Bancshares, Inc. 117,844 1,239,719
Sierra Bancorp 53,000 1,004,880
SiriusPoint, Ltd.* 592,500 6,025,725
SmartFinancial, Inc. 56,500 1,207,405
Sound Financial Bancorp,
Inc. 10,000 367,600
South Plains Financial, Inc. 99,700 2,636,068
Southern First Bancshares,
Inc.* 27,038 728,404
Southern Missouri
Bancorp, Inc. 11,000 425,590
Southern States
Bancshares, Inc. 35,000 790,650
Sterling Bancorp, Inc.* 100,000 584,000
Stewart Information
Services Corp. 103,814 4,547,053
StoneX Group, Inc.* 61,703 5,980,255
Summit Financial Group,
Inc. 65,515 1,476,708
Summit State Bank 21,000 345,870
SWK Holdings Corp.* 58,405 919,879
Territorial Bancorp, Inc. 30,000 272,700
Third Coast Bancshares,
Inc.* 58,000 991,800
Timberland Bancorp, Inc. 47,900 1,298,090
Tiptree, Inc. 177,200 2,969,872
Towne Bank 120,600 2,765,358
TriCo Bancshares 15,900 509,277
TrustCo Bank Corp. NY 46,680 1,273,897
Trustmark Corp. 225,500 4,900,115
Union Bankshares, Inc. 139 3,114
United Bancorp, Inc. 17,000 196,350
United Fire Group, Inc. 53,100 1,048,725
United Security
Bancshares 50,000 372,000
Unity Bancorp, Inc. 43,867 1,027,804
Universal Insurance
Holdings, Inc. 110,117 1,543,840
Univest Financial Corp. 133,179 2,314,651
US Global Investors, Inc.,
Class A 48,500 138,225
Velocity Financial, Inc.*+ 156,650 1,770,145
Veritex Holdings, Inc. 102,380 1,837,721
Virtus Investment Partners,
Inc. 17,232 3,480,692
Washington Federal, Inc. 200,000 5,124,000
Washington Trust
Bancorp, Inc. 45,000 1,184,850
Waterstone Financial, Inc. 47,000 514,650
WesBanco, Inc. 134,000 3,272,280
Industry Company Shares Value
Financials (continued)
Western New England
Bancorp, Inc. 67,500 $ 438,075
Westwood Holdings
Group, Inc. 26,452 268,488
World Acceptance Corp.* 20,100 2,553,906
373,610,411
Health Care - 3.43%
AdaptHealth Corp.* 555,000 5,050,500
American Shared Hospital
Services* 8,500 20,995
Assertio Holdings, Inc.* 432,250 1,106,560
Avanos Medical, Inc.* 158,417 3,203,192
Bioventus, Inc., Class A* 225,000 742,500
CareCloud, Inc.* 31,700 36,455
Carisma Therapeutics,
Inc.+ 154,900 655,227
Cross Country Healthcare,
Inc.* 157,500 3,904,425
Emergent BioSolutions,
Inc.* 175,000 595,000
FONAR Corp.* 16,500 254,100
Fulgent Genetics, Inc.*+ 102,708 2,746,412
Great Elm Group, Inc.* 4,500 9,630
Innoviva, Inc.*+ 289,190 3,756,578
iTeos Therapeutics, Inc.* 66,500 728,175
Multiplan Corp.* 3,195,200 5,367,936
Owens & Minor, Inc.* 253,600 4,098,176
ProPhase Labs, Inc.*+ 15,000 65,550
Vanda Pharmaceuticals,
Inc.* 225,100 972,432
Vir Biotechnology, Inc.* 335,200 3,140,824
XBiotech, Inc.*+ 20,000 82,400
Zymeworks, Inc.* 406,900 2,579,746
39,116,813
Industrials - 14.82%
ACCO Brands Corp. 396,300 2,274,762
Air Transport Services
Group, Inc.* 282,500 5,895,775
Allegiant Travel Co. 70,200 5,395,572
American Woodmark
Corp.* 93,400 7,061,974
ARC Document Solutions,
Inc. 301,700 959,406
ArcBest Corp. 69,500 7,064,675
Avalon Holdings Corp.,
Class A* 16,900 32,788
AZZ, Inc. 59,600 2,716,568
BlueLinx Holdings, Inc.* 45,000 3,694,050
Boise Cascade Co. 36,000 3,709,440

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
BrightView Holdings, Inc.* 372,500 $ 2,886,875
Caesarstone, Ltd.* 93,500 400,180
CBAK Energy Technology,
Inc.* 360,000 294,840
Civeo Corp. 77,255 1,601,496
CompX International, Inc. 1,000 18,590
Concrete Pumping
Holdings, Inc.* 313,000 2,685,540
Conduent, Inc.* 696,600 2,424,168
Costamare, Inc. 475,400 4,573,348
Covenant Logistics Group,
Inc. 85,400 3,744,790
Daseke, Inc.* 43,000 220,590
Deluxe Corp. 162,000 3,060,180
Eagle Bulk Shipping, Inc.+ 68,600 2,883,258
Eastern Co. (The) 19,601 355,758
Eneti, Inc. 317,500 3,200,400
Enviri Corp.* 352,580 2,545,628
Genco Shipping & Trading,
Ltd. 230,900 3,230,291
Golden Ocean Group,
Ltd.+ 738,400 5,818,592
Greenbrier Cos., Inc. (The) 76,500 3,060,000
Heidrick & Struggles
International, Inc. 67,500 1,688,850
Hurco Cos., Inc. 19,560 438,731
JELD-WEN Holding, Inc.* 381,200 5,092,832
Kelly Services, Inc.,
Class A 105,800 1,924,502
Limbach Holdings, Inc.* 3,000 95,190
LS Starrett Co. (The),
Class A* 14,232 152,994
Manitowoc Co., Inc. (The)* 146,550 2,205,577
Matthews International
Corp., Class A 109,000 4,241,190
Mayville Engineering Co.,
Inc.* 97,810 1,072,976
Mesa Air Group, Inc.* 45,400 38,999
Mistras Group, Inc.* 137,050 746,922
MYR Group, Inc.* 7,900 1,064,604
Navios Maritime Holdings,
Inc.* 11,600 23,200
NL Industries, Inc. 66,962 318,069
NN, Inc.* 137,500 255,750
Northwest Pipe Co.*+ 50,000 1,508,500
Orion Group Holdings,
Inc.* 65,422 350,662
PAM Transportation
Services, Inc.* 94,220 2,030,441
Pangaea Logistics
Solutions, Ltd.+ 296,300 1,742,244
Park-Ohio Holdings Corp. 7,500 149,325
Industry Company Shares Value
Industrials (continued)
Patriot Transportation
Holding, Inc.* 7,500 $ 63,675
Perma-Pipe International
Holdings, Inc.* 14,000 114,380
Preformed Line Products
Co. 16,375 2,662,248
Proto Labs, Inc.* 54,800 1,446,720
Quad/Graphics, Inc.* 281,500 1,415,945
Quanex Building Products
Corp. 126,700 3,569,139
Radiant Logistics, Inc.* 175,000 988,750
Resources Connection,
Inc. 70,000 1,043,700
REV Group, Inc. 125,000 2,000,000
Rush Enterprises, Inc.,
Class B 69,615 3,152,863
Safe Bulkers, Inc. 542,100 1,756,404
Servotronics, Inc.* 1,500 16,515
SIFCO Industries, Inc.* 6,500 23,855
SkyWest, Inc.* 186,000 7,800,840
StarTek, Inc.* 211,900 688,675
Steelcase, Inc., Class A 345,000 3,853,650
Textainer Group Holdings,
Ltd. 216,900 8,079,525
Titan International, Inc.* 183,500 2,464,405
Titan Machinery, Inc.* 129,800 3,450,084
TrueBlue, Inc.* 117,350 1,721,524
Tutor Perini Corp.* 225,000 1,761,750
Universal Logistics
Holdings, Inc.+ 115,189 2,900,459
V2X, Inc.* 35,000 1,808,100
Veritiv Corp. 45,600 7,701,840
Willis Lease Finance
Corp.* 35,400 1,497,420
168,933,558
Information Technology - 2.80%
Adeia, Inc. 481,800 5,145,624
Alpha & Omega
Semiconductor, Ltd.*+ 109,544 3,268,793
AXT, Inc.* 175,000 420,000
Benchmark Electronics,
Inc. 24,000 582,240
Cleanspark, Inc.* 275,000 1,047,750
Computer Task Group,
Inc.* 61,150 631,679
Comtech
Telecommunications
Corp. 91,200 798,000
Eastman Kodak Co.* 188,000 791,480
Ebix, Inc.+ 146,600 1,448,408

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Magnachip Semiconductor
Corp.* 155,000 $ 1,288,050
NetScout Systems, Inc.* 202,400 5,671,248
Photronics, Inc.* 206,050 4,164,271
Richardson Electronics,
Ltd. 15,000 163,950
Taitron Components, Inc.,
Class A 10,000 35,500
Trio-Tech International* 21,800 152,600
TTM Technologies, Inc.* 490,653 6,319,611
WidePoint Corp.* 11,000 18,920
31,948,124
Materials - 6.55%
Advanced Emissions
Solutions, Inc.* 92,075 163,894
AdvanSix, Inc. 145,700 4,528,356
Alto Ingredients, Inc.* 31,000 137,020
American Vanguard Corp. 50,000 546,500
Ascent Industries Co.*+ 39,525 350,587
Caledonia Mining Corp.
PLC+ 9,200 90,712
Century Aluminum Co.* 322,300 2,317,337
Clearwater Paper Corp.* 91,650 3,322,312
Core Molding
Technologies, Inc.* 37,900 1,079,771
Friedman Industries, Inc. 11,500 154,100
FutureFuel Corp. 290,300 2,081,451
Intrepid Potash, Inc.*+ 59,856 1,505,977
Koppers Holdings, Inc. 80,100 3,167,955
Kronos Worldwide, Inc.+ 233,600 1,810,400
Mativ Holdings, Inc. 230,000 3,279,800
Mercer International, Inc.+ 276,150 2,369,367
Olympic Steel, Inc. 67,267 3,781,078
Pactiv Evergreen, Inc. 722,643 5,875,088
Ramaco Resources, Inc.,
Class A+ 91,400 1,004,486
Rayonier Advanced
Materials, Inc.* 261,000 923,940
Ryerson Holding Corp. 177,800 5,172,202
Schnitzer Steel Industries,
Inc., Class A 124,900 3,478,465
SunCoke Energy, Inc. 497,700 5,051,655
TimkenSteel Corp.* 259,000 5,625,480
Trinseo PLC 88,000 718,960
Tronox Holdings PLC 538,000 7,230,720
Universal Stainless & Alloy
Products, Inc.* 10,000 131,100
Valhi, Inc.+ 98,527 1,306,468
Industry Company Shares Value
Materials (continued)
Warrior Met Coal, Inc. 146,992 $ 7,508,351
74,713,532
Real Estate - 1.40%
AMREP Corp.* 52,000 874,770
Anywhere Real Estate,
Inc.* 507,800 3,265,154
Douglas Elliman, Inc. 60,600 136,956
Forestar Group, Inc.* 209,800 5,652,012
Newmark Group, Inc.,
Class A 705,000 4,533,150
RE/MAX Holdings, Inc.,
Class A 111,400 1,441,516
Transcontinental Realty
Investors, Inc.* 1,400 42,868
15,946,426
TOTAL COMMON STOCKS - 99.68% 1,136,614,018
(Cost $971,161,197)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%+ 221 4,354
TOTAL PREFERRED STOCK - 0.00% 4,354
(Cost $4,597)
.
Rights - 0.01%
Pineapple Holdings, Inc.,
CVR*
∆
#+++ 5,000 —
Pan American Silver
Corp., CVR, expiring
02/22/24* 150,000 80,250
Resolute Forest Products,
Inc., CVR, expiring
12/31/49*
∆
# 335,500 97,295
TOTAL RIGHTS - 0.01% 177,545
(Cost $34,500)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.29%
Fidelity Investments Money
Market Government
Portfolio Class I 5.23% 3,353,630
3,353,630
TOTAL MONEY MARKET FUND - 0.29% 3,353,630
(Cost $3,353,630)

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.00%
Dreyfus Institutional
Preferred Government
Money Market Fund** 5.30% 11,350,142
$ 11,350,142
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.00% 11,350,142
(Cost $11,350,142)
TOTAL INVESTMENTS
-
100.98%
$ 1,151,499,689
(Cost $985,904,066)
Liabilities in Excess of Other Assets - (0.98%) (11,197,857)
NET ASSETS - 100.00% $ 1,140,301,832
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2023.
^ Rate disclosed as of September 30, 2023.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $97,295, which is 0.01% of total net assets.
+ This security or a portion of the security is out on loan as of
September 30, 2023. Total loaned securities had a value of
$38,576,212 as of September 30, 2023.
+++ No stated maturity date.
CVR - Contingent Value Right
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 9/30/2023 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks (a) $ 1,136,614,018 $ – $ – $ 1,136,614,018
Preferred Stock 4,354 – – 4,354
Rights 80,250 – 97,295 177,545
Money Market Fund 3,353,630 – – 3,353,630
Investments Purchased With Cash Proceeds From Securities
Lending 11,350,142 – – 11,350,142
TOTAL
$1,151,402,394 $– $97,295 $1,151,499,689
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights Total
Balance as of 06/30/2023 $ 97,295 $ 97,295
Purchases/Issuances – –
Sales/Expirations – –
Return of Capital – –
Realized Gain/(Loss) – –
Change in unrealized Appreciation/(Depreciation) – –
Transfers in – –
Transfers out – –
Balance as of 09/30/2023 $ 97,295 $ 97,295
Net change in unrealized Appreciation/(Depreciation) from investments held as of 09/30/2023 $ – $ –